Non-Controlling Interest (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	$ 14,718		$ 14,718		$ 15,418
Long term assets	50,921		50,921		41,100
Current liabilities	10,177		10,177		7,412
Revenue			9,066
Comprehensive loss for the period/year	3,188	$ 33	28	$ (1,766)
Non-controlling interests [member] | Buckreef [Member]
IfrsStatementLineItems [Line Items]
Current assets	3,904		3,904		2,920
Long term assets	50,840		50,840		40,353
Current liabilities	(3,775)		(3,775)		(2,908)
Asset retirement obligation	(2,781)		(2,781)		(2,681)
Advances from parent	$ (38,357)		(38,357)		(33,728)
Revenue			9,066
Comprehensive loss for the period/year			$ 4,528		$ (2,841)